Deferred Merger And Financing Costs	6 Months Ended
Jun. 30, 2026
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs

4.	DEFERRED MERGER AND FINANCING COSTS

Deferred and financing costs consisted of the following:

	June 30, 2026	December 31, 2025
Deferred merger transaction costs	$573,358	$-
Deferred Series A Preferred offering costs	34,043	-
Deferred convertible note financing costs	9,660	-
Deferred additional bridge notes commitment costs	13,736
	$630,797	$-

The Company has deferred certain costs relating to the proposed merger agreement and to planned future financings. See Note 13 – Proposed Merger Agreement, Note 14 – Convertible Notes Payable and Note 15 – Series A Preferred Stock Private Placement Offering for additional information.